Other equity	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Other equity
18.
Other equity

	2026	2025	2024	Recognition and measurement
	US$M	US$M	US$M
Common control reserve	(1,603)	(1,603)	(1,603)

The common control reserve arose on unification of the Group’s corporate structure in FY2022 and represents the residual on consolidation between BHP Group Ltd's investment in BHP Group Plc (now known as BHP Group (UK) Ltd) and BHP Group Plc’s share capital, share premium and capital redemption reserve at the time of unification.

Employee share awards reserve	251	188	166

The employee share awards reserve represents the accrued employee entitlements to share awards that have been charged to the income statement and have not yet been exercised.
Once exercised, the difference between the accumulated fair value of the awards and their historical on-market purchase price is recognised in retained earnings.

Cash flow hedge reserve	(76)	(16)	27

The cash flow hedge reserve represents hedging gains and losses recognised on the effective portion of cash flow hedges. The cumulative deferred gain or loss on the hedge is recognised in the income statement when the hedged transaction impacts the income statement, or is recognised as an adjustment to the cost of non-financial hedged items. The hedging reserve records the portion of the gain or loss on a hedging instrument in a cash flow hedge that is determined to be an effective hedge relationship.

Cost of hedging reserve	(11)	4	(7)

The cost of hedging reserve represents the recognition of certain costs of hedging for example, basis adjustments, which have been excluded from the hedging relationship and deferred in other comprehensive income until the hedged transaction impacts the income statement.

Foreign currency translation reserve	(16)	(14)	(14)	The foreign currency translation reserve represents exchange differences arising from the translation of non-US dollar functional currency operations within the Group into US dollars.
Equity investments reserve	14	2	(21)

The equity investment reserve represents the revaluation of investments in shares recognised through other comprehensive income. Where a revalued financial asset is sold, the relevant portion of the reserve is transferred to retained earnings.

Non-controlling interest contribution reserve	1,503	1,437	1,437

The non-controlling interest contribution reserve represents the excess of consideration received over the book value of net assets attributable to equity instruments when acquired by non-controlling interests.

Total reserves	62	(2)	(15)

Summarised financial information relating to each of the Group’s subsidiaries with non-controlling interests (NCI) that are significant to the Group is shown below:

	2026			2025
US$M	Minera Escondida Limitada	Other individually immaterial subsidiaries	Total	Minera Escondida Limitada	Other individually immaterial subsidiaries	Total
Group share (per cent)	57.5			57.5
Current assets	4,682			3,630
Non-current assets	14,850			13,939
Current liabilities	(2,949)			(2,074)
Non-current liabilities	(5,060)			(5,917)
Net assets	11,523			9,578
Net assets attributable to NCI	4,897	501	5,398	4,071	482	4,553
Revenue	17,054			13,177
Profit after taxation	6,732			4,237
Other comprehensive income	(7)			(9)
Total comprehensive income	6,725			4,228
Profit after taxation attributable to NCI	2,861	332	3,193	1,801	323	2,124
Other comprehensive income attributable to NCI	(3)	–	(3)	(4)	(1)	(5)
Net operating cash flow	7,551			6,263
Net investing cash flow	(2,108)			(2,390)
Net financing cash flow	(4,987)			(3,413)
Dividends paid to NCI	2,032	323	2,355	1,488	385	1,873

While the Group controls Minera Escondida Limitada, the non-controlling interests hold certain protective rights that restrict the Group’s ability to sell assets held by Minera Escondida Limitada, or use the assets in other subsidiaries and operations owned by the Group. Minera Escondida Limitada is also restricted from paying dividends without the approval of the non-controlling interests.